INVENTORIES, NET (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 7: INVENTORIES, NET

(dollars in millions)	September 30, 2020	December 31, 2019
Raw materials	$248	$290
Work-in-process	148	120
Finished goods	1,185	922
Inventories, net	$1,581	$1,332

Raw materials, work-in-process and finished goods are net of valuation reserves of $180 million and $152 million as of September 30, 2020 and December 31, 2019, respectively.

NOTE 7: INVENTORIES, NET

(dollars in millions)	2019	2018
Raw materials	$290	$336
Work-in-process	120	102
Finished goods	922	925
	$1,332	1,363

Raw materials, work-in-process and finished goods are net of valuation reserves of $152 million and $142 million as of December 31, 2019 and 2018, respectively.